EMPLOYEE SEVERANCE BENEFITS	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
EMPLOYEE SEVERANCE BENEFITS
NOTE 11:-	EMPLOYEE SEVERANCE BENEFITS

Under Israeli law and labor agreements, the Company is required to make severance and pension payments to retired, dismissed or resigned employees.

a.
The Company has an approval from the Israeli Ministry of Labor and Social Welfare, pursuant to the terms of Section 14 of the Israeli Severance Pay Law, 1963, according to which the Company's current deposits in the pension fund and/or with the insurance company exempt it from any additional severance obligations to the employees for whom such depository payments were made.

b.
The Company's employees participate in a pension plan or individual insurance policies that are purchased by them. The Company's liability for severance obligations for the employees employed for one year or more is discharged by making regular deposits with a pension fund or the insurance policies. Under Israeli law, there is no liability for severance pay in respect of employees who have not completed one year of employment. The amount deposited with the pension fund or the insurance policies is based on salary components as prescribed in the employment agreement. The custody and management of the amounts so deposited are independent of the Company and accordingly, such amounts funded and related liabilities are not reflected in the balance sheet.

For non-management employees, the Company deposits 72% of its liability for severance obligations with a pension fund for such employees, and upon completion of one year of employment with the Company, it makes a one-time deposit with the pension fund for the remaining balance. The Company deposited to the individual pension fund according to section 14 of the Israeli severance pay law $698 and $685 in 2023 and 2022, respectively.

c.	Expenses (income) recorded in respect of the unfunded liability for employee severance payments for the years ended December 31, 2023, 2022, and 2021 were $3, $2 and $5, respectively.